MERRILL LYNCH
READY ASSETS
TRUST



FUND LOGO



Semi-Annual Report

June 30, 2000


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust

June 30, 2000



DEAR SHAREHOLDER

For the six months ended June 30, 2000, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.58%*. The
Trust's 7-day yield as of June 30, 2000 was 6.00%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at June 30, 2000 was 60 days, compared to 57 days at December 31, 1999.

The Environment
As 1999 drew to a close, the Federal Reserve Board took extraordinary steps to ensure liquidity in the financial markets. The Federal Reserve Board tightened monetary policy once during the last quarter of 1999, but adopted a neutral bias through the year end in an effort to reassure investors and eliminate uncertainty. However, growth remained strong and two additional 25 basis point (0.25%) interest rate increases were implemented in February and March 2000. At that time, the US Treasury also announced anticipated changes to the auction schedule. The Federal budget surplus has made it necessary to decrease the amount of securities sold by the Treasury, therefore the changes will include reduced auctions, reduced auction sizes, and a buy-back program (the Treasury intends to buy back old, off-the-run, less liquid issues in order to keep current issues liquid). The announcement caused unintended results, as the yield curve inverted dramatically as investors rushed to buy the longer-term issues.

At this time, it is unclear when this technical inversion will be unwound, as it seems likely that further short-term interest rate increases could be forthcoming as long as the current economic momentum continues. Although Treasury yields fell sharply, other fixed-income asset classes did not participate to the same extent. In addition, the business practices of Government-sponsored agencies were placed under scrutiny by Congress, which pressured quality spreads across the yield curve.

In early May, investors began to price in a 50 basis point move, with a greater probability of more increases later in the summer. New home sales grew by an alarming 966,000 pace and the unemployment rate fell to 3.9%. Citing the risk of accelerating inflation, the Federal Reserve Board increased interest rates by 50 basis points at its meeting on May 16, 2000. During the month of June, consumer confidence declined (falling from 144.7 to 138.8). Despite the larger-than-expected decline, the level of confidence in June was modestly higher than the 137.7 reading in April 2000. Additionally, new home sales in April were revised to 877,000 units from 909,000. In May 2000, new home sales fell to 875,000 units, offering further evidence of softening housing activity. Therefore, with these signs of more moderate economic growth, we believe that the Federal Reserve Board will move more slowly in restricting monetary policy going forward.

Portfolio Matters
During the six-month period ended June 30, 2000, we maintained a conservative approach because of the rising interest rate environment. We adopted a barbell strategy incorporating one-month and two-month commercial paper with one-year bank certificates of deposit. We also increased the Trust's position in floating rate notes since we believe they will continue to provide some protection to the Trust against rising interest rates.

The Trust's composition at the end of June and as of our last report is detailed below:

                                                6/30/00    12/31/99

Bank Notes                                         4.3%       5.8%
Certificates of Deposit                            2.4        0.7
Certificates of Deposit - European                 0.2        --
Certificates of Deposit - Yankee++                12.6        8.1
Commercial Paper                                  47.0       47.7
Corporate Notes                                   11.0       11.2
Funding Agreements                                 2.8        2.4
Master Notes                                       --         0.3
Promissory Notes                                   4.6        4.4
Time Deposits                                      --         3.9
US Government, Agency & Instrumentality
Obligations--Discount                              3.3        0.8
US Government, Agency & Instrumentality
Obligations--Non-Discount                         12.3       14.8
Liabilities in Excess of Other Assets             (0.5)      (0.1)
                                                 ------     ------
Total                                            100.0%     100.0%
                                                 ======     ======

++US branches of foreign banks.


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



August 1, 2000


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




Merrill Lynch Ready Assets Trust
June 30, 2000



Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Bank Notes--4.3%
American Express       $21,000    6.75++%      7/13/2000  $  21,000
Centurion Bank          50,000    6.66++       3/07/2001     50,000

Banc One IL, NA         25,000    6.94        12/29/2000     24,997

Bank of America NA      50,000    6.65++       6/06/2001     49,991

Comerica Bank           40,000    6.64++       6/01/2001     39,989

First USA Bank, NA      10,000    6.215       10/18/2000      9,973

Fleet National Bank     25,000    6.71++       7/13/2000     25,000

National City           20,000    6.67         3/13/2001     19,931
Bank--Pennsylvania

US Bank NA              15,000    6.88         4/04/2001     14,963

Total Bank Notes (Cost--$255,971)                           255,844


Certificates of Deposit--2.4%

Banc One Chicago,       30,000    6.087       10/06/2000     29,898
IL, NA

First Tennessee         40,000    6.67++      12/11/2000     40,000
Bank NA

First Union             20,000    6.75++       7/19/2000     20,000
National Bank           25,000    6.728++      8/31/2000     24,945

Old Kent Bank           25,000    6.65++       4/30/2001     24,996

Total Certificates of Deposit (Cost--$139,993)              139,839


Certificates of Deposit--European--0.2%

Norddeutsche            10,000    6.90         4/30/2001      9,978
Landesbank
Girozentrale, Germany

Total Certificates of Deposit--European
(Cost--$9,998)                                                9,978


Certificates of Deposit--Yankee--12.6%

Bank Austria AG, NY     25,000    6.65++       7/05/2001     24,995

Bank of Nova            20,000    6.55         1/24/2001     19,932
Scotia, NY              35,000    6.87         4/03/2001     34,928

Banque National de      20,000    6.68         3/13/2001     19,935
Paris, NY

Bayerische Hypo und-    20,000    6.665        3/08/2001     19,934
Vereinsbank AG, NY      30,000    6.80         3/28/2001     29,924

Bayerische              25,000    6.595++     11/09/2000     24,994
Landesbank              25,000    6.585++      2/28/2001     24,992
Girozentrale, NY

Commerzbank AG,         25,000    5.77         7/03/2000     24,998
NY                      34,500    6.76         3/27/2001     34,403


Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Certificates of Deposit--Yankee (concluded)

Credit Agricole        $25,000    6.616++%    11/08/2000  $  24,995
Indosuez, NY            30,000    6.644++     11/29/2000     29,991

Deutsche Bank AG,       30,000    6.00        11/13/2000     29,880
NY

Dresdner Bank AG,       25,000    6.65         3/06/2001     24,915
NY

Royal Bank of           25,000    6.45         1/05/2001     24,909
Canada, NY              15,000    6.525        1/16/2001     14,948
                        50,000    6.62++       6/07/2001     49,977
                        25,000    6.615++      7/06/2001     24,986

Societe Generale, NY    30,000    6.61++      11/09/2000     29,992

Svenska Handels-        20,000    6.73         2/09/2001     19,948
banken AB, NY           25,000    6.67         3/02/2001     24,919
                        25,000    6.65         3/06/2001     24,915
                        35,000    6.74         3/16/2001     34,902

UBS AG, NY              30,000    6.06        11/20/2000     29,882
                        35,000    6.85         3/28/2001     34,924

Unibank A/S, NY         25,000    6.81         4/11/2001     24,937
                        20,000    6.80         4/17/2001     19,946

Westpac Banking         30,000    6.74         3/20/2001     29,913
Corp., NY

Total Certificates of Deposit--Yankee
(Cost--$759,288)                                            757,914


Commercial Paper--47.0%

AT&T Corp.              15,000    6.24         7/13/2000     14,998
                        20,000    6.566        3/08/2001     19,997

Amsterdam Funding       10,000    6.59         7/17/2000      9,969
Corp.                   22,000    6.60         7/20/2000     21,919
                        25,000    6.66         8/01/2000     24,852
                        25,000    6.59         8/11/2000     24,808
                        25,000    6.58         8/14/2000     24,794
                        18,000    6.58         8/18/2000     17,840

Apreco, Inc.            32,120    6.62         7/25/2000     31,972
                        18,000    6.58         8/01/2000     17,895
                         9,750    6.59         8/15/2000      9,669

Asset Securitization    25,000    6.53         7/11/2000     24,950
Coop. Corp.             10,000    6.60         7/12/2000      9,978

Atlantis One Funding    40,000    6.58         7/06/2000     39,956
Corp.

BAESystems PLC          35,000    6.60         9/13/2000     34,520

BBL North America       16,000    6.62         9/06/2000     15,801
Funding Corp.

Bear Stearns            25,000    6.60         9/14/2000     24,652
Companies, Inc.         25,000    6.60         9/15/2000     24,648


Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Commercial Paper (continued)

COFCO Capital          $25,000    6.57%        8/18/2000  $  24,776
Corp.                   10,000    6.58         8/18/2000      9,911

CXC Incorporated        50,000    6.60         7/12/2000     49,890
                        30,000    6.58         8/02/2000     29,819
                        12,745    6.67         8/09/2000     12,651

Centric Capital Corp.   20,662    6.13         7/03/2000     20,651
                        17,600    6.62         7/12/2000     17,561
                        30,000    6.61         9/14/2000     29,583

Clipper Receivables     25,000    6.58         8/08/2000     24,822
Corp.                   20,000    6.58         8/09/2000     19,852

Corporate Asset         20,000    6.59         7/19/2000     19,930
Funding Co., Inc.       35,000    6.60         7/20/2000     34,872

Corporate               35,000    6.57         8/08/2000     34,751
Receivables Corp.

Credit Suisse           10,000    6.61         9/11/2000      9,866
First Boston,           20,000    6.64        12/14/2000     19,386
International
(Guernsey) Ltd.

DaimlerChrysler         20,000    6.61         7/28/2000     19,897
North America           25,000    6.60         9/19/2000     24,630
Holdings Corp.          25,000    6.60         9/20/2000     24,625

Delaware Funding        30,538    6.53         7/10/2000     30,483
Corp.

Den Danske Corp.        25,000    6.60         7/26/2000     24,881

Den Norske Bank         25,000    6.60         9/19/2000     24,630
ASA

Edison Asset            25,000    6.60         7/12/2000     24,945
Securitization, LLC     19,588    6.54         7/13/2000     19,542
                        25,000    6.60         7/18/2000     24,918
                        25,000    6.60         7/24/2000     24,890
                        20,000    6.60         7/25/2000     19,908
                        30,000    6.61         7/27/2000     29,851
                        25,000    6.57         8/10/2000     24,813
                        20,000    6.57         8/14/2000     19,836
                        20,000    6.57         8/16/2000     19,828

Enterprise Funding      20,000    6.61         7/24/2000     19,912
Corp.

Eureka Securitization   25,000    6.62         7/24/2000     24,890
Inc.                    25,000    6.55         7/26/2000     24,882



Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Commercial Paper (continued)

FCE Bank PLC           $35,000    6.77%        7/06/2000  $  34,961

Fleet Funding           20,000    6.60         7/12/2000     19,956
Corporation             27,141    6.60         7/17/2000     27,056
                         9,368    6.61         7/17/2000      9,339

Ford Motor Credit       15,000    6.72         7/05/2000     14,986
Company

Formosa Plastics        10,000    6.61         9/11/2000      9,866
Corporation, USA,       28,000    6.61         9/12/2000     27,621
Series B

Fortis Funding LLC      21,473    6.62         7/26/2000     21,370

GE Capital              25,000    6.60         7/17/2000     24,922
International           25,000    6.60         7/18/2000     24,918
Funding, Inc.

General Electric        35,000    6.221       10/04/2000     34,986
Capital Corp.

General Motors          30,000    6.59         7/18/2000     29,901
Acceptance Corp.        30,000    6.60         7/24/2000     29,868
                        25,000    6.60         7/25/2000     24,884
                        30,000    6.60         7/27/2000     29,852

Kitty Hawk Funding      25,000    6.56         7/21/2000     24,904
Corp.                   30,000    6.60         7/24/2000     29,868
                        25,000    6.56         7/27/2000     24,877
                        25,000    6.62         8/07/2000     24,825
                        20,000    6.62         8/10/2000     19,849
                        25,000    6.63         9/11/2000     24,666

Mont Blanc Capital      27,658    6.61         7/24/2000     27,537
Corp.                   20,000    6.61         9/15/2000     19,718

Monte Rosa Capital      15,000    6.53         7/10/2000     14,973
Corporation             33,842    6.59         7/11/2000     33,774
                        35,000    6.57         7/19/2000     34,878
                        20,000    6.58         8/02/2000     19,879

Morgan Stanley,          4,886    6.70         7/05/2000      4,881
Dean Witter,            20,000    6.58         7/18/2000     19,934

Discover & Co.

National Rural          15,000    5.99         7/05/2000     14,987
Utilities Cooperative
Finance Corp.


Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Commercial Paper (concluded)

Old Line Funding       $14,721    6.57%        7/14/2000  $  14,683
Corp.                   30,000    6.61         7/14/2000     29,923
                        25,000    6.60         7/19/2000     24,913
                        25,000    6.60         7/20/2000     24,908
                        17,171    6.59         8/01/2000     17,070
                        18,000    6.58         8/02/2000     17,891
                        17,600    6.58         8/03/2000     17,491

Salomon, Smith          20,000    6.59         7/20/2000     19,927
Barney Holdings,        25,000    6.60         7/21/2000     24,904
Inc.                    25,000    6.60         7/25/2000     24,884
                        25,000    6.60         7/27/2000     24,877
                        25,000    6.60         9/21/2000     24,620

San Paolo US            25,000    6.57         8/07/2000     24,827
Financial Company

Tulip Funding Corp.     25,000    6.62         9/13/2000     24,657
                        18,191    6.63         9/13/2000     17,942

UBS Finance             32,680    7.10         7/05/2000     32,648
Delaware Inc.

Variable Funding        30,000    6.59         7/14/2000     29,923
Capital Corp.           20,000    6.62         8/22/2000     20,000
                        25,000    6.621        8/24/2000     25,000
                        15,000    6.58         8/29/2000     14,836
                        20,000    6.581        8/30/2000     20,000
                        20,000    6.585        8/31/2000     20,000
                        19,000    6.62         9/07/2000     18,760
                        50,000    6.61         9/08/2000     49,360
                        20,000    6.63         9/12/2000     19,729
                        25,000    6.62         9/13/2000     24,657
                        20,000    6.60         9/14/2000     19,722

WCP Funding Inc.        25,000    6.57         8/01/2000     24,854
                        25,000    6.59         8/08/2000     24,822

Windmill Funding        20,000    6.54         7/13/2000     19,953
Corp.                   25,000    6.59         7/20/2000     24,908
                        20,000    6.60         7/21/2000     19,923
                        10,000    6.60         7/26/2000      9,952
                        25,000    6.59         7/28/2000     24,872
                        16,265    6.60         7/28/2000     16,182
                        25,000    6.58         8/18/2000     24,776
                        25,000    6.61         9/06/2000     24,689
                        25,000    6.60         9/18/2000     24,634
                        25,000    6.60         9/20/2000     24,625
                        25,000    6.60         9/21/2000     24,620

Woolwich PLC            20,000    6.64        12/18/2000     19,371

Total Commercial Paper (Cost--$2,819,254)                 2,819,269



Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Corporate Notes--11.0%

Abbey National         $25,000    6.00%       11/20/2000  $  24,900
Treasury Services
PLC

American Honda          35,000    6.663++      8/03/2000     34,999
Finance Corp.           25,000    6.79++       6/12/2001     24,995
Associates              40,000    6.55++       3/16/2001     39,983

Corporation of          16,000    6.773++      6/26/2001     15,994
North America

CIT Group Holdings,     25,000    6.80++       9/15/2000     24,995
Inc. (The)              35,000    6.609++      3/27/2001     34,982
                        40,000    6.64++       5/09/2001     39,983

Citigroup               40,000    6.605++      6/06/2001     40,000

Ford Motor Credit       20,000    6.27++      10/02/2000     20,001
Company                 40,000    6.631++     11/24/2000     39,992

General Motors          15,000    5.75         7/28/2000     14,988
Acceptance Corp.        20,000    6.28++      10/06/2000     20,000
                        25,000    6.99++      12/01/2000     25,013
                        21,000    6.858        2/27/2001     20,995
                        25,000    6.553++      7/09/2001     24,985

Goldman Sachs           16,000    6.40++       7/13/2001     15,996
Group, Inc.

Household Finance       25,000    6.715++      7/20/2001     24,988
Corp.

Morgan Stanley,         30,000    6.781++      1/22/2001     30,005
Dean Witter,
Discover & Co.

Restructured Asset      20,500    6.699++      8/11/2000     20,500
Securities with
Enhanced
Returns, Series
1998-MM-7-1
Trust

SAVES-99-1-1            15,000    6.39++      10/04/2000     15,000

SMM Trust, Series       25,300    6.845++      9/25/2000     25,300
1999-H

Xerox Capital           25,000    6.221++      7/19/2000     24,993
(Europe) PLC

Xerox Corp.             57,500    5.70         7/26/2000     57,469

Total Corporate Notes (Cost--$661,178)                      661,056



Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value

Funding Agreements--2.8%

Jackson National       $80,000    6.691++%     5/01/2001   $ 80,000
Life Insurance Co.

Metropolitan Life       50,000    6.711++      5/01/2001     50,000
Insurance Company

Monumental Life         20,000    6.786++     11/17/2000     20,000
Insurance Company

Pacific Mutual Life     20,000    6.721++      1/31/2001     20,000
Insurance Co.

Total Funding Agreements (Cost--$170,000)                   170,000


Promissory Notes--4.6%

Goldman Sachs          150,000    6.711++      7/07/2000    150,000
Group, Inc.            125,000    6.711++      8/04/2000    125,000

Total Promissory Notes (Cost--$275,000)                     275,000


US Government, Agency & Instrumentality
Obligations--Discount--3.3%

Federal Home Loan       15,000    6.10         3/12/2001     14,314
Banks                   30,000    6.11         3/16/2001     28,607
                         3,541    6.11         3/19/2001      3,375
                        20,000    6.24         3/23/2001     19,046
                        20,000    6.70         5/15/2001     18,858

Federal Home Loan       10,000    5.39         8/04/2000      9,940
Mortgage Corporation     9,500    6.18         3/29/2001      9,037
                        10,000    6.21         3/29/2001      9,514
                        15,000    6.23         3/29/2001     14,270
                        15,000    6.28         3/29/2001     14,270
                        20,000    6.22         4/26/2001     18,969

Federal National        15,000    6.65        11/03/2000     14,666
Mortgage Association    10,000    6.70         5/18/2001      9,423
US Treasury Bills       15,000    4.94         9/14/2000     14,828

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$199,283)                      199,117



Merrill Lynch Ready Assets Trust
June 30, 2000


SCHEDULE OF INVESTMENTS                              (in Thousands)

                        Face     Interest     Maturity
Issue                  Amount     Rate*         Date        Value


US Government, Agency & Instrumentality
Obligations--Non-Discount--12.3%

Federal Home           $25,000    6.304++%     7/14/2000  $  25,000
Loan Banks              40,000    6.364++     11/09/2001     40,000

Federal Home Loan       25,000    6.344++      7/14/2000     25,000
Mortgage Corporation    20,000    5.05        11/17/2000     19,874
                        15,000    5.18        11/24/2000     14,908
                        19,500    5.15         1/26/2001     19,323
                        20,000    5.125        2/08/2001     19,803
                        10,000    5.18         2/09/2001      9,904
                        40,000    6.164++      9/17/2001     39,965

Federal National        20,000    6.374++      7/21/2000     20,000
Mortgage Association    30,000    6.374++      8/02/2000     29,997
                        10,000    5.07        12/14/2000      9,926
                        20,000    5.21         1/26/2001     19,825
                        50,000    6.374++      3/07/2001     50,000
                        20,000    5.41         3/22/2001     19,803
                        50,000    6.53++       5/24/2001     50,000
                        15,000    6.00         7/17/2001     14,877
                        40,000    6.144++      9/17/2001     39,963
                        25,000    6.354++      4/19/2002     25,000

Student Loan            50,000    6.493++      9/29/2000     49,996
Marketing               50,000    6.494++      9/29/2000     49,998
Association             35,000    6.497++     10/02/2000     34,995
                        40,000    6.364++      8/23/2001     39,982

US Treasury Notes       40,000    6.125        7/31/2000     40,006
                        20,000    4.50         9/30/2000     19,913
                        10,000    4.625       11/30/2000      9,928

Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$739,438)                                            737,986

Total Investments (Cost--$6,029,403)--100.5%              6,026,003

Liabilities in Excess of Other Assets--(0.5%)               (31,300)
                                                         ----------
Net Assets--100.0%                                       $5,994,703
                                                         ==========


 *Commercial Paper and certain US Government, Agency &
  Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at June 30, 2000.
++Variable rate notes.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 2000
Assets:             Investments, at value (identified cost--$6,029,403,021*)                             $ 6,026,002,739
                    Receivables:
                      Interest                                                        $    32,251,203
                      Beneficial interest sold                                              1,082,607         33,333,810
                                                                                      ---------------
                    Prepaid registration fees and other assets                                                   219,077
                                                                                                         ---------------
                    Total assets                                                                           6,059,555,626
                                                                                                         ---------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                         32,875,815
                      Securities purchased                                                 24,986,250
                      Distributor                                                           2,319,542
                      Investment adviser                                                    1,676,670
                      Dividends to shareholders                                                 1,243         61,859,520
                                                                                      ---------------
                    Accrued expenses and other liabilities                                                     2,992,906
                                                                                                         ---------------
                    Total liabilities                                                                         64,852,426
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 5,994,703,200
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                    $   599,810,348
                    Paid-in capital in excess of par                                                       5,398,293,134
                    Unrealized depreciation on investments--net                                               (3,400,282)
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on 5,998,103,482
                    shares of beneficial interest outstanding                                            $ 5,994,703,200
                                                                                                         ===============



                   *Cost for Federal income tax purposes. As of June 30, 2000, net unrealized depreciation for Federal income tax purposes amounted to
                    $3,400,282, of which $166,671 related to appreciated securities and
                    $3,566,953 related to depreciated securities.

                    See Notes to Financial Statements.

Merrill Lynch Ready Assets Trust
June 30, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                      For the Six Months
                                                                                                     Ended June 30, 2000
Investment Income:  Interest and amortization of premium and discount earned                             $   192,601,400

Expenses:           Investment advisory fees                                          $    11,239,778
                    Transfer agent fees                                                     4,187,606
                    Distribution fees                                                       3,516,417
                    Accounting services                                                       188,791
                    Printing and shareholder reports                                          148,512
                    Custodian fees                                                             76,771
                    Registration fees                                                          71,677
                    Trustees' fees and expenses                                                71,097
                    Professional fees                                                          49,803
                    Pricing services                                                            6,436
                    Other                                                                      42,134
                                                                                      ---------------
                    Total expenses                                                                            19,599,022
                                                                                                         ---------------
                    Investment income--net                                                                   173,002,378
                                                                                                         ---------------

Realized &          Realized loss on investments--net                                                           (150,399)
Unrealized          Change in unrealized depreciation on investments--net                                      1,244,848
Gain (Loss) on                                                                                           ---------------
Investments--Net:   Net Increase in Net Assets Resulting from Operations                                 $   174,096,827
                                                                                                         ===============

                    See Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                       For the Six          For the
                                                                                       Months Ended        Year Ended
                                                                                         June 30,         December 31,
Increase (Decrease) in Net Assets:                                                         2000               1999
Operations:         Investment income--net                                            $   173,002,378    $   303,878,524
                    Realized gain (loss) on investments--net                                 (150,399)            29,731
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                        1,244,848         (4,886,813)
                                                                                      ---------------    ---------------
                    Net increase in net assets resulting from operations                  174,096,827        299,021,442
                                                                                      ---------------    ---------------

Dividends &         Investment income--net                                               (172,851,979)      (303,878,524)
Distributions to    Realized gain on investments--net                                              --            (29,731)
Shareholders:                                                                         ---------------    ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                        (172,851,979)      (303,908,255)
                                                                                      ---------------    ---------------

Beneficial          Net proceeds from sale of shares                                    5,945,593,393     11,670,524,324
Interest            Net asset value of shares issued to shareholders in
Transactions:       reinvestment of dividends and distributions                           172,052,558        302,587,492
                                                                                      ---------------    ---------------
                                                                                        6,117,645,951     11,973,111,816
                    Cost of shares redeemed                                            (6,356,134,054)   (12,909,991,558)
                                                                                      ---------------    ---------------
                    Net decrease in net assets derived from beneficial interest
                    transactions                                                         (238,488,103)      (936,879,742)
                                                                                      ---------------    ---------------

Net Assets:         Total decrease in net assets                                         (237,243,255)      (941,766,555)
                    Beginning of period                                                 6,231,946,455      7,173,713,010
                                                                                      ---------------    ---------------
                    End of period                                                     $ 5,994,703,200    $ 6,231,946,455
                                                                                      ===============    ===============


                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights
                                                             For the Six
The following per share data and ratios have been derived    Months Ended
from information in the financial statements.                  June 30,         For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                          2000       1999         1998        1997        1996
Per Share           Net asset value, beginning of
Operating           period                                   $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Performance:                                                 ----------  ----------  ----------  ----------   ----------
                    Investment income--net                        .0276       .0464       .0497       .0503        .0491
                    Realized and unrealized gain (loss) on
                    investments--net                              .0002      (.0007)      .0003       .0001       (.0003)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0278       .0457       .0500       .0504        .0488
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0276)     (.0464)     (.0497)     (.0503)      (.0491)
                      Realized gain on investments--net              --          --++    (.0002)         --++     (.0001)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0276)     (.0464)     (.0499)     (.0503)      (.0492)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       5.58%*      4.74%       5.11%       5.16%        5.05%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .63%*       .64%        .65%        .65%         .64%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income and realized gain
                    on investments--net                           5.54%*      4.64%       5.01%       5.03%        4.88%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                           $5,994,703  $6,231,946  $7,173,713  $6,946,667   $7,096,260
                                                             ==========  ==========  ==========  ==========   ==========


                  ++Amount is less than $.0001 per share.
                   *Annualized.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                   Rate

Not exceeding $500 million                                     .500%
In excess of $500 million but not exceeding $1 billion         .400%
In excess of $1 billion but not exceeding $5 billion           .350%
In excess of $5 billion but not exceeding $10 billion          .325%
In excess of $10 billion but not exceeding $15 billion         .300%
In excess of $15 billion but not exceeding $20 billion         .275%
In excess of $20 billion                                       .250%


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLIM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, PSI, FAMD, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


Merrill Lynch Ready Assets Trust
June 30, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210